Debt - Zero Coupon Convertible Notes due 2027 (Details) $ / shares in Units, equityInstrument in Millions, $ in Millions	Dec. 17, 2020 USD ($) tradingDay equityInstrument $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Debt issuance costs accrued		$ 10.7	$ 10.8
0.000% Senior Unsecured Convertible Notes due 2027 | Senior Unsecured Notes
Debt Instrument [Line Items]
Stated interest rate	0.00%	0.00%
Face amount of debt instrument	$ 500.0
Net proceeds from the issuance of convertible debt	497.6
Payments of debt issuance costs	3.7
Debt issuance costs accrued		$ 1.3
Liability component of convertible debt	445.9
Equity component of convertible debt	$ 54.1
Effective interest rate	1.65%
Issuance costs attributable to the liability component	$ 3.3
Issuance costs attributable to the equity component	$ 0.5
Conversion rate	0.01238825
Conversion price (in USD per share) | $ / shares	$ 80.7218
Shares underlying conversion (in shares) | equityInstrument	6.2
Threshold trading days | tradingDay	20
Consecutive trading days | tradingDay	30
Threshold percentage of stock price trigger	130.00%
Threshold days for parity event or trading price unavailability event	10 days
Threshold percentage of of average daily volume-weighted average trading price of common stock	25.00%